16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Assets
Interest-bearing time deposit												$ 4,118	$ 16,481
Investment securities available for sale												229,321	249,946
Total assets												1,092,166	1,087,991
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												976,191	980,563
Shareholders' equity												115,975	107,428
Total liabilities and shareholders' equity												1,092,166	1,087,991
Revenues:
Interest and dividend income	$ 10,726	$ 10,698	$ 10,461	$ 10,064	$ 10,107	$ 9,982	$ 9,815	$ 9,905	$ 41,949	$ 39,809	$ 38,666
Gain on sale of securities									0	729	0
Expenses:
Interest	507	650	622	598	821	828	813	809	2,377	3,271	3,484
Income before income tax benefit and equity in undistributed earnings of subsidiaries	3,329	4,419	3,736	2,783	1,268	3,330	3,996	3,144	14,215	11,738	12,733
Income tax benefit	1,319	1,177	925	578	(34)	872	1,032	691	3,947	2,561	3,100
Net earnings	2,010	3,242	2,811	2,205	1,302	2,458	2,964	2,453	10,268	9,177	9,633
Cash flows from operating activities:
Net earnings	2,010	$ 3,242	$ 2,811	2,205	1,302	$ 2,458	$ 2,964	2,453	10,268	9,177	9,633
Adjustments to reconcile net earnings to net cash provided by operating activities:
Gain on sale of investment securities									0	(729)	0
Change in:
Other assets									258	(636)	(408)
Net cash provided by operating activities									18,594	12,239	13,863
Cash flows from investing activities:
Purchases of investment securities available for sale									(10,014)	(12,707)	(19,220)
Proceeds from calls and maturities of investment securities available for sale									10,162	4,053	5,475
Net cash provided (used) by investing activities									(24,106)	(23,621)	(30,126)
Cash flows from financing activities:
Cash in lieu stock dividend									(6)	0	0
Net cash used by financing activities									(7,278)	41,713	(13,072)
Net change in cash									(12,790)	30,331	(29,335)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									(1)	(2,523)	57
Parent Company
Assets
Cash	428			957	957			553	957	957	553	428	957
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												133,781	124,471
Investment in PEBK Capital Trust II												619	619
Investment securities available for sale												250	750
Other assets												546	275
Total assets												136,624	128,072
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												30	25
Shareholders' equity												115,975	107,428
Total liabilities and shareholders' equity												$ 136,624	$ 128,072
Revenues:
Interest and dividend income									1,839	4,569	3,979
Gain on sale of securities									0	405	0
Total revenues									1,839	4,974	3,979
Expenses:
Interest									590	485	403
Other operating expenses									725	513	538
Total expenses									1,315	998	941
Income before income tax benefit and equity in undistributed earnings of subsidiaries									524	3,976	3,038
Income tax benefit									434	178	262
Income before equity in undistributed earnings of subsidiaries									958	4,154	3,300
Equity in undistributed earnings of subsidiaries									9,310	5,023	6,333
Net earnings									10,268	9,177	9,633
Cash flows from operating activities:
Net earnings									10,268	9,177	9,633
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(9,310)	(5,023)	(6,333)
Gain on sale of investment securities									0	(405)	0
Change in:
Other assets									(272)	61	(4)
Accrued income									0	0	0
Accrued expense									5	5	3
Other liabilities									0	0	0
Net cash provided by operating activities									691	3,815	3,299
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									500	669	0
In kind transfer from parent to Bank									0	10	0
Net cash provided (used) by investing activities									500	679	0
Cash flows from financing activities:
Cash dividends paid on common stock									(2,629)	(2,106)	(1,574)
Cash in lieu stock dividend									(6)	0	0
Stock repurchase									0	(1,984)	(1,917)
Proceeds from exercise of restricted stock units									915	0	0
Net cash used by financing activities									(1,720)	(4,090)	(3,491)
Net change in cash									(529)	404	(192)
Cash at beginning of year				$ 957				$ 553	957	553	745
Cash at end of year	$ 428				$ 957				428	957	553
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									$ (1)	$ (2,523)	$ 57